Stock Options (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price
Outstanding at December 31,2019	995,000	2.70
Granted	-	-
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31,2020	995,000	2.70
Number of options exercisable at December 31, 2020	895,000	2.75

Schedule of stock options outstanding
Exercise price	Stock options outstanding	Weighted average remaining contractual life – years	Stock options vested
	As of December 31, 2020
2.25	400,000	1.7	300,000
3	595,000	1.30	595,000
	995,000		895,000

The stock options outstanding as of December 31, 2019, have been separated into exercise prices, as follows:

Exercise price	Stock options outstanding	Weighted average remaining contractual life – years	Stock options vested
	As of December 31, 2019
2.25	400,000	2.70	200,000
3	595,000	2.30	595,000
	995,000		795,000